SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 17:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.    The Company applies ASC Topic 280, Segment Reporting (“ASC 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.    The following tables present total revenues for the years ended December 31, 2023, 2022 and 2021 and long-lived assets as of December 31, 2023 and 2022:

Revenues:

	Year ended December 31,
	2023	2022	2021

North America (*)	$938,534	$819,245	$731,251
Europe	380,495	350,200	334,677
Latin America	64,492	56,712	55,244
Asia and others	178,144	161,509	148,485

	$1,561,665	$1,387,666	$1,269,657

(*)    Includes revenue from the United States in amount of $864,475, $709,703 and $588,886 for 2023, 2022, and 2021, respectively.
NOTE 17:-    SEGMENTS,CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

Long-lived assets and ROU assets:

	December 31,
	2023	2022

Europe and Asia (*)	537,572	266,648
North America	19,918	42,698

	$557,490	$309,346

(*)    As of December 31, 2023 and 2022, long-lived assets and ROU assets located in Israel amounted to $513,557 and $232,424, respectively.